Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Share and Paid-in Capital [Member]	Translation Reserve [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Defined Benefit Plans [Member]	Reserve for Gains and Losses on measuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other Comprehensive Income [Member]	Other Miscellaneous Reserves [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of the parent to Shareholders of Enel Chile [Member]	Non-controlling Interests [Member]	Total
Equity beginning balance at Dec. 31, 2019	$ 3,882,103,470	$ 166,116,569	$ (291,006,520)		$ 8,384	$ (124,881,567)	$ (2,280,627,568)	$ (2,405,509,135)	$ 2,008,103,651	$ 3,484,697,986	$ 262,585,666	$ 3,747,283,652
Comprehensive income
Profit (loss)									(50,860,313)	(50,860,313)	(1,526,522)	(52,386,835)
Other comprehensive income (loss)		(62,466,476)	188,060,425	$ (6,076,332)	(6,601)	119,511,016	18,982	119,529,998		119,529,998	(174,037)	119,355,961
TOTAL COMPREHENSIVE INCOME										68,669,685	(1,700,559)	66,969,126
Dividends									(203,729,201)	(203,729,201)	(18,163,142)	(221,892,343)
Increase (decrease) from other changes				6,076,332		6,076,332	2,277,320	8,353,652	(6,076,332)	2,277,320	(363,256)	1,914,064
Total changes in equity		(62,466,476)	188,060,425		(6,601)	125,587,348	2,296,302	127,883,650	(260,665,846)	(132,782,196)	(20,226,957)	(153,009,153)
Equity ending balance at Dec. 31, 2020	3,882,103,470	103,650,093	(102,946,095)		1,783	705,781	(2,278,331,266)	(2,277,625,485)	1,747,437,805	3,351,915,790	242,358,709	3,594,274,499
Comprehensive income
Profit (loss)									85,153,969	85,153,969	15,556,165	100,710,134
Other comprehensive income (loss)		176,151,370	(288,577,039)	8,993,993	21	(103,431,655)	359,797	(103,071,858)		(103,071,858)	12,602,472	(90,469,386)
TOTAL COMPREHENSIVE INCOME										(17,917,889)	28,158,637	10,240,748
Dividends									(238,399,472)	(238,399,472)	(21,782,812)	(260,182,284)
Increase (decrease) from other changes				(8,993,993)		(8,993,993)	2,269,924	(6,724,069)	8,993,993	2,269,924	(109,989)	2,159,935
Total changes in equity		176,151,370	(288,577,039)		21	(112,425,648)	2,629,721	(109,795,927)	(144,251,510)	(254,047,437)	6,265,836	(247,781,601)
Equity ending balance at Dec. 31, 2021	3,882,103,470	279,801,463	(391,523,134)		1,804	(111,719,867)	(2,275,701,545)	(2,387,421,412)	1,603,186,295	3,097,868,353	248,624,545	3,346,492,898
Comprehensive income
Profit (loss)									1,252,082,258	1,252,082,258	56,901,531	1,308,983,789
Other comprehensive income (loss)		17,081,503	99,387,492	(5,211,060)	(2)	111,257,933	9,949	111,267,882		111,267,882	11,117,053	122,384,935
TOTAL COMPREHENSIVE INCOME										1,363,350,140	68,018,584	1,431,368,724
Dividends									(375,624,676)	(375,624,676)	(23,365,365)	(398,990,041)
Increase (decrease) from other changes		(178,457)	(1,033,235)	$ 5,211,060		3,999,368	12,818,770	16,818,138	(5,211,060)	11,607,078	(1,539,356)	10,067,722
Total changes in equity		16,903,046	98,354,257		(2)	115,257,301	12,828,719	128,086,020	871,246,522	999,332,542	43,113,863	1,042,446,405
Equity ending balance at Dec. 31, 2022	$ 3,882,103,470	$ 296,704,509	$ (293,168,877)		$ 1,802	$ 3,537,434	$ (2,262,872,826)	$ (2,259,335,392)	$ 2,474,432,817	$ 4,097,200,895	$ 291,738,408	$ 4,388,939,303